SAL TRUST PREFERRED FUND I

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001
                                   (Unaudited)

                                Table of Contents

Letter From the Chairman                                                       1

Portfolio Summary                                                              2

Performance of The Fund                                                        2

Portfolio Holdings                                                             3

Trustees, Officers and Service Providers                                      11

                            Letter From the Chairman

Dear Shareholder,

Enclosed is the semi-annual report of SAL Trust Preferred Fund I (the "Fund") for the six months ended June 30, 2001.

The Fund completed its public offering in September 1999 and purchased its existing holdings simultaneously therewith. The Fund owns three trust preferred issues, as more fully described in the accompanying report, which pay dividends equal to 9 3/4% per annum. In addition, the issuers of these securities are required to reimburse reasonable and customary expenses of the Fund. During the first six months of 2001 the Fund received $967,327 in dividends, earned $121 in interest, incurred $75,149 in expenses, which were reimbursed by the issuers, and distributed $967,327 to our shareholders. The net asset value of the Fund as of June 30, 2001 was $26.42 per share as reported by our Investment Advisor.

We thank you for your interest in SAL Trust Preferred Fund I. If you have any questions regarding your ownership in this Fund feel free to call me at 205-949-3535 or write to me at SAL Trust Preferred Fund I, 800 Shades Creek Parkway, Suite 700, Birmingham, Alabama 35209.

Sincerely,


/s/ James S. Holbrook, Jr.

James S. Holbrook, Jr.
Chairman

                                Portfolio Summary
                                  June 30, 2001

Net Asset Value (NAV) per Share                                       $    26.42

Market Price per Share                                                $    24.30

Distributions per Share                                               $ 1.218750
  1-1-2001 through 6-30-2001

                             Performance of The Fund

The Fund generated a total return of 16.921% (actual) on NAV and 41.778% (actual) at market price for the period January 1, 2001 through June 30, 2001.

The Fund paid two quarterly dividends of $0.609375 per share providing a dividend yield of 13.542% (annualized) based on market price, and 10.311% (annualized) based on NAV at year-end.

                               Portfolio Holdings
                                  June 30, 2001

 Shares                            Description                         Cost
---------          -----------------------------------------     ---------------
 264,568              Central Community Capital                    $ 6,614,200
                      Statutory Trust 9.75%
                      Preferred Securities

 264,568              FirstBancorp Capital                           6,614,200
                      Statutory Trust 9.75%
                      Preferred Securities

 264,568              First Southern Bancorp Capital                 6,614,200
                      Statutory Trust 9.75%
                      Preferred Securities

   1,253              Federated Prime Obligation Fund                    1,253
                                                                   -----------

                                          Total Portfolio          $19,843,853
                                                                   ===========

                           SAL TRUST PREFERRED FUND I

                             STATEMENT OF NET ASSETS
                                  JUNE 30, 2001
                                   (Unaudited)

                                                                                      Fair
                                                                      Shares         Value
                                                                      -------     -----------
                                                                                  (Unaudited)
INVESTMENT SECURITIES:
  Central Community Capital Statutory Trust 9.75% Preferred           264,568     $ 6,989,887
      Securities
  FirstBancorp Capital Statutory Trust 9.75% Preferred Securities     264,568       6,989,887
  First Southern Bancorp Capital Statutory Trust 9.75% Preferred
      Securities                                                      264,568       6,989,887
                                                                      -------     -----------
          Total investments in securities (cost $19,842,600)          793,704      20,969,661

CASH                                                                                    1,253

PREPAID INSURANCE                                                                       6,667

EXPENSE REIMBURSEMENTS RECEIVABLE                                                      14,444
                                                                                  -----------
          Total assets                                                             20,992,025

LIABILITIES:
  Accounts payable                                                                      6,000
  Accrued expenses                                                                      8,444
  Other liabilities                                                                     6,891
                                                                                  -----------
      Total liabilities                                                                21,335
                                                                                  -----------

NET ASSETS                                                                        $20,970,690
                                                                                  ===========

NET ASSET VALUE PER SHARE                                                         $     26.42
                                                                                  ===========

   The accompanying notes are an integral part of these financial statements.

                           SAL TRUST PREFERRED FUND I

                             STATEMENT OF OPERATIONS
                       FOR THE PERIOD FROM JANUARY 1, 2001
                                TO JUNE 30, 2001
                                   (Unaudited)

INVESTMENT INCOME:
  Dividends                                                           $  967,327
  Interest                                                                   121
                                                                      ----------
    Investment income                                                    967,448

EXPENSES:
  Insurance expense                                                       20,000
  Professional services                                                   15,456
  Board of Trustee fees                                                   12,000
  Investment advisor fees                                                  9,382
  Exchange membership fees                                                 6,500
  Custodian fees                                                           7,505
  Transfer agent fees                                                      1,791
  Other                                                                    2,515
                                                                      ----------
       Total expenses                                                     75,149

  Less:
    Reimbursable expenses from Bank Holding Companies                     75,149
                                                                      ----------
       Net expenses                                                            0

INVESTMENT INCOME--NET                                                $  967,448

UNREALIZED GAIN ON INVESTMENTS                                         2,206,403
                                                                      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $3,173,851
                                                                      ==========

   The accompanying notes are an integral part of these financial statements.

                           SAL TRUST PREFERRED FUND I

                       STATEMENT OF CHANGES IN NET ASSETS
                       FOR THE PERIOD FROM JANUARY 1, 2001
                                TO JUNE 30, 2001
                                   (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Investment income, net                                            $   967,448
  Change in Other Assets and Other Liabilities, net                        (121)
  Change in unrealized gain on investments                            2,206,403
                                                                    -----------
    Net increase in net assets resulting from operations              3,173,730

DISTRIBUTION TO SHAREHOLDERS FROM:
  Investment income                                                    (967,327)

CAPITAL SHARE TRANSACTIONS                                                   --
                                                                    -----------
      Total increase                                                  2,206,403

NET ASSETS AT BEGINNING OF PERIOD                                    18,764,287
                                                                    -----------
NET ASSETS AT END OF PERIOD                                          20,970,690
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

                           SAL TRUST PREFERRED FUND I

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001

1.    ORGANIZATION AND RISK FACTORS

      SAL Trust Preferred Fund I (the "Fund") was formed as a Delaware business trust under an Agreement and Declaration of Trust dated July 24, 1999 and registered as a closed-end, nondiversified management investment company. On August 19, 1999, the Fund received a $100,000 seed capital contribution from Sterne Agee Asset Management, Inc., the Fund's investment manager, in exchange for 4,000 shares of beneficial interest at $25.00 per share.

      The Fund issued 789,704 shares of beneficial interest at $25.00 per share through several underwriters in an initial public offering (the "Offering") without any sales load or underwriting discounts payable by investors or the Fund. Fund shares are fully paid and nonassessable, and have no preemptive or conversion rights or rights to cumulative voting.

      The Fund invested substantially all of its assets in 9.75% cumulative trust preferred securities (the "Preferred Securities") issued in approximately equal amounts by three statutory trusts (the "Bank Trusts"), controlled respectively, by three bank holding companies (FirstBancorp, Inc.-- Naples, Florida; First Southern Bancorp, Inc.--Boca Raton, Florida; and Central Community Corporation--Temple, Texas), (the "Bank Holding Companies"). The assets of each statutory trust consist solely of subordinated debentures and payments thereunder. The Bank Holding Companies' limited geographic market area, and the nature of the commercial banking industry itself, creates concentration risk. Certain economic developments in either the industry or the Banks' market areas could adversely impact the underlying securities.

      Each Bank Holding Company made, through a preferred securities guarantee, a limited and subordinated guarantee (the "Guarantee"), of the Preferred Securities issued by its respective Bank Trust in which the Fund invested. Each Bank Holding Company guarantees under its Guarantee ( i ) the payment of the Preferred Securities' distributions; and (ii) the full payment of principal upon liquidation or redemption of the Preferred Securities issued by its respective Bank Trust, in each case, to the extent the Bank Trust has legally available funds on hand at such time. Each Guarantee is also subordinated and junior in right of payment to each Bank Holding Company's debt and other obligations that are senior to its obligations under the Guarantee (which senior obligations constitute substantially all of the debt and other obligations of each Bank Holding Company). Accordingly, in the event of a default under its Guarantee, no Bank Holding Company will be required to make payment under its Guarantee to the Fund unless its senior obligations are paid first, and then only to the extent of the amount of funds held by the Bank Trust for payment to the Fund, if any.

      While the Fund's investment objective is to seek a high level of current income for long-term investors, there can be no assurance that the Fund will attain its investment objective.

2.    SUMMARY OF ACCOUNTING POLICIES

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements.

      Basis of Presentation

      The Fund maintains its records and presents its financial statements on the accrual basis.

      Security Valuation

      Investments are carried at amounts representing estimates of fair values using methods determined in good faith by the trustees.

      Prepaid Insurance

      At June 30, 2001, prepaid insurance includes mutual fund professional liability insurance with premiums of $40,000 expiring August 24, 2001. The Fund received $40,000 as reimbursement from the Bank Holding Companies. The unamortized amount is included in other liabilities in the accompanying statement of net assets. The insurance premium is amortized over the policy period with an offset to reimbursed expenses.

      Federal Income Taxes

      The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      Other

      The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Distributions to shareholders are recorded on the ex-dividend date.

      Reimbursed Expenses

      The Bank Holding Companies will reimburse, on a pro rata basis, all of the Fund's annual operating expenses, up to an original aggregate maximum of $185,000 per year, which amount is increased annually in accordance with increases in the Consumer Price Index ("CPI"). Any expenses in excess of the adjusted maximum, as adjusted by the CPI, will be paid by the Fund. Each Bank Holding Company's obligation to pay such expenses continues so long as the Preferred Securities are held by the Fund.

3.    RESTRICTED SECURITIES

      The Preferred Securities and Guarantees are not registered with the Securities and Exchange Commission but were issued in various private transactions. The Fund purchased each of the Preferred Securities and the Guarantees from the Bank Trusts and the Bank Holding Companies, respectively, in three separate private transactions pursuant to three separate Trust Preferred Purchase Agreements. Consequently, the Preferred Securities and Guarantees will be restricted securities for which there can be no public market for at least two years and for which, thereafter, no public market is expected to develop.

4.    DISTRIBUTIONS TO SHAREHOLDERS

      On February 21, 2001, a distribution of $483,663 was declared from investment income of the Fund earned during the period December 31, 2000 to March 31, 2001. The dividend was paid on April 2, 2001 to shareholders of record on March 15, 2001.

      On June 12, 2001, a distribution of $483,663 was declared from investment income of the Fund earned during the period March 31, 2001 to June 30, 2001. The dividend was paid on July 2, 2001 to shareholders of record on June 20, 2001.

5.    CAPITAL SHARE TRANSACTIONS

      The Fund had no capital share transactions during the period from January 1, 2001 to June 30, 2001.

6.    INVESTMENT TRANSACTIONS

      There were no purchases of investment securities by the Fund during the period from January 1, 2001 to June 30, 2001. As of June 30, 2001, unrealized gain on investment securities was $1,125,808.

7.    INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund's investment manager, Sterne Agee Asset Management, Inc., will receive an annual fee, payable on a quarterly basis, in a maximum amount equal to .10% of the Fund's average quarterly net asset value. The Trust Company of Sterne, Agee & Leach, Inc. performs the Fund's custodian and portfolio accounting services, as well as serves as the Fund's dividend paying agent. In return for these services, the Fund will pay an annual fee, payable on a quarterly basis, amounting to .08% of the Fund's quarterly net asset value. For the six month period ended June 30, 2001, investment advisory fees and custodian fees amounted to $9,382 and $7,505, respectively. Certain trustees of the Fund are also directors of the investment manager and Fund custodian.

                           SAL TRUST PREFERRED FUND I

                        SCHEDULE OF FINANCIAL HIGHLIGHTS
                       FOR THE PERIOD FROM JANUARY 1, 2001
                                TO JUNE 30, 2001
                                   (Unaudited)

Net asset value, beginning of period                                    $23.64
Increase from investment operations:
  Investment income                                                       1.22
  Unrealized gain on investments                                          2.78
                                                                        ------
    Net increase from investment operations                               4.00
                                                                        ------

Distributions to shareholders from investment income                     (1.22)
                                                                        ------
Net increase in net asset value                                           2.78
                                                                        ------
Net asset value, end of period                                          $26.42
                                                                        ======

Market value, end of period                                             $24.30
Total return                                                             16.92%
Ratio of net expenses to average net assets                               0.00%
Ratio of net investment income to average net assets                      9.74%
Portfolio turnover rate                                                   0.00%
Ratio assuming no reduction for reimbursed expenses:
  Net expenses                                                            0.40%
  Net investment income                                                   8.98%

   The accompanying notes are an integral part of these financial statements.

                    Trustees, Officers and Service Providers

Trustees and Officers
---------------------
    James S. Holbrook, Jr.                         Chairman of the Board of
                                                     Trustees and President
    James A. Taylor, Sr.                           Trustee
    Robert M. Couch                                Trustee
    F. Eugene Woodham                              Treasurer and Secretary

Investment Advisor
------------------
    Sterne Agee Asset Management, Inc.

Custodian
---------
    The Trust Company of Sterne, Agee & Leach, Inc.

Independent Public Accountants
------------------------------
    Arthur Andersen LLP

Legal Counsel
-------------
    Morgan, Lewis & Bockius LLP

Transfer Agent
--------------
    Continental Stock Transfer & Trust Company